Shareholder Report, Line Graph (Details) 193247_GlacierShares Nasdaq Iceland ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Mar. 26, 2025	Dec. 31, 2025
GlacierShares Nasdaq Iceland ETF
Account Value [Line Items]
Line Graph and Table Measure Name		GlacierShares Nasdaq Iceland ETF
Accumulated Value	$ 10,000	$ 10,685
MSCI EUROPE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EUROPE Net (USD)
Accumulated Value	10,000	$ 11,972
MarketVector Iceland Global Index Total Return Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MarketVector Iceland Global Index Total Return Net
Accumulated Value	$ 10,000	$ 10,770